Note 10 - Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Current
Domestic -- Federal									$ 1,295	$ 523
Domestic -- state									74	45
Foreign									45	(14)
Total									1,414	554
Deferred
Domestic -- Federal									(39)	12
Domestic -- state									10	(9)
Foreign									164	165
Total									135	168
Income tax expense	$ 612	$ 631	$ 263	$ 43	$ (187)	$ 97	$ 579	$ 233	$ 1,549	$ 722